PGIM Income Builder Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.7%
Affiliated Mutual Funds 66.6%
PGIM Emerging Markets Debt Hard Currency (Class R6)	6,160,378	$57,784,346
PGIM High Yield Fund (Class R6)	10,766,399	59,430,523
PGIM Jennison MLP Fund (Class R6)	3,961,744	18,857,900
PGIM QMA Emerging Markets Equity Fund (Class R6)	292,081	3,905,117
PGIM QMA International Equity Fund (Class R6)	949,953	7,561,622
PGIM Real Estate Income Fund (Class R6)	3,442,246	30,050,808
PGIM Short Duration High Yield Income Fund (Class R6)	2,841,518	25,516,829
PGIM Total Return Bond Fund (Class R6)	1,134,221	16,945,261

Total Affiliated Mutual Funds (cost $208,769,227)(wd)		220,052,406
Common Stocks 17.8%
Air Freight & Logistics 0.3%
United Parcel Service, Inc. (Class B Stock)	6,465	1,002,075
Auto Components 0.2%
Aptiv PLC	3,766	503,138
Banks 0.9%
JPMorgan Chase & Co.	11,948	1,537,349
Truist Financial Corp.	28,730	1,378,466
		2,915,815
Biotechnology 0.6%
AbbVie, Inc.	18,266	1,871,900
Building Products 0.5%
Johnson Controls International PLC	31,031	1,545,964
Capital Markets 0.6%
Goldman Sachs Group, Inc. (The)	6,716	1,821,178
Chemicals 1.3%
Akzo Nobel NV (Netherlands)	7,051	719,122
Dow, Inc.	34,739	1,802,954
Linde PLC (United Kingdom)	2,456	602,702
LyondellBasell Industries NV (Class A Stock)	14,963	1,283,227
		4,408,005

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance 0.6%
American Express Co.	5,609	$652,102
Capital One Financial Corp.	11,837	1,234,126
		1,886,228
Diversified Telecommunication Services 0.2%
Telefonica Deutschland Holding AG (Germany)	247,780	680,490
Electric Utilities 0.3%
FirstEnergy Corp.	29,241	899,453
Entertainment 0.3%
Walt Disney Co. (The)*	5,349	899,541
Equity Real Estate Investment Trusts (REITs) 0.8%
American Campus Communities, Inc.	34,808	1,432,697
Prologis, Inc.	13,049	1,346,657
		2,779,354
Food & Staples Retailing 0.2%
Walmart, Inc.	4,151	583,174
Health Care Equipment & Supplies 0.3%
Zimmer Biomet Holdings, Inc.	6,999	1,075,536
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	10,951	1,280,063
McDonald’s Corp.	4,738	984,746
Six Flags Entertainment Corp.	21,706	742,345
		3,007,154
Household Durables 0.5%
KB Home	41,189	1,715,110
Household Products 0.2%
Procter & Gamble Co. (The)	5,468	701,052
Insurance 0.5%
Marsh & McLennan Cos., Inc.	2,964	325,773
MetLife, Inc.	28,753	1,384,457
		1,710,230

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery 0.9%
Deere & Co.	3,139	$906,543
Dover Corp.	6,846	797,491
Timken Co. (The)	16,128	1,220,244
		2,924,278
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc.	53,252	999,008
Multi-Utilities 0.4%
Dominion Energy, Inc.	9,685	705,940
Sempra Energy	4,858	601,226
		1,307,166
Oil, Gas & Consumable Fuels 0.8%
TOTAL SE (France), ADR	29,978	1,261,474
Williams Cos., Inc. (The)	66,894	1,420,160
		2,681,634
Pharmaceuticals 0.5%
AstraZeneca PLC (United Kingdom), ADR(a)	15,359	777,165
Bristol-Myers Squibb Co.	15,839	972,990
		1,750,155
Road & Rail 0.9%
Knight-Swift Transportation Holdings, Inc.	15,931	637,240
Norfolk Southern Corp.	4,349	1,029,061
Union Pacific Corp.	6,662	1,315,545
		2,981,846
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.*	6,731	576,443
ASML Holding NV (Netherlands)	1,713	915,016
Lam Research Corp.	4,070	1,969,676
QUALCOMM, Inc.	14,784	2,310,444
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	9,560	1,161,731
Texas Instruments, Inc.	12,374	2,050,248
		8,983,558

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 0.3%
Microsoft Corp.	4,399	$1,020,392
Specialty Retail 0.6%
Lowe’s Cos., Inc.	8,696	1,450,928
TJX Cos., Inc. (The)	10,126	648,469
		2,099,397
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc.	19,067	2,516,081
Tobacco 0.4%
Altria Group, Inc.	17,961	737,838
Philip Morris International, Inc.	8,387	668,024
		1,405,862

Total Common Stocks (cost $44,538,648)		58,674,774
Exchange-Traded Funds 13.9%
Invesco Preferred ETF	1,256,788	18,675,869
PGIM QMA Strategic Alpha International Equity ETF(g)	200,000	11,367,940
SPDR Bloomberg Barclays Convertible Securities ETF	188,142	15,914,932

Total Exchange-Traded Funds (cost $37,424,038)		45,958,741
Preferred Stocks 1.0%
Auto Components 0.3%
Aptiv PLC, Series A, CVT, 5.500%, Maturing 06/15/23	5,482	852,177
Health Care Equipment & Supplies 0.7%
Boston Scientific Corp., CVT, 5.500%, Maturing 06/01/23(a)	10,065	1,099,702
Danaher Corp., Series A, CVT, 4.750%, Maturing 04/15/22	764	1,237,909
		2,337,611

Total Preferred Stocks (cost $2,332,147)		3,189,788

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Convertible Bonds 0.4%
Insurance 0.2%
AXA SA (France), Sr. Unsec’d. Notes, 144A	7.250%	05/15/21	623	$687,007
Leisure Time 0.2%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	2.875	11/15/23	716	803,236

Total Convertible Bonds (cost $1,481,489)				1,490,243

Total Long-Term Investments (cost $294,545,549)				329,365,952

	Shares
Short-Term Investments 1.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wd)		1,331,535	1,331,535
PGIM Institutional Money Market Fund (cost $1,928,734; includes $1,928,509 of cash collateral for securities on loan)(b)(wd)		1,932,682	1,931,909

Total Short-Term Investments (cost $3,260,269)				3,263,444

TOTAL INVESTMENTS 100.7% (cost $297,805,818)		332,629,396
Liabilities in excess of other assets (0.7)%				(2,336,305)

Net Assets 100.0%				$330,293,091

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVT—Convertible Security
ETF—Exchange-Traded Fund
MLP—Master Limited Partnership
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

PGIM Income Builder Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,866,780; cash collateral of $1,928,509 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).